SUBSEQUENT EVENT	7 Months Ended
Dec. 31, 2025
Greenland Exploration Limited
SUBSEQUENT EVENT

NOTE 6. SUBSEQUENT EVENT

The Company evaluated subsequent events after the balance sheet date up to March 2, 2026, the date that the financial statements were issued. Subsequent events have been summarized below.

On January 2, 2026, Pelican drew $17,000 under Pelican Note 2.

On January 12, 2026, Pelican drew $5,000 under Pelican Note 2.

On January 13, 2026, Pelican drew $23,000 under Pelican Note 2.

On January 12, 2026, the Company borrowed $150,000 under a promissory note (the “FGMP Note 3”) with FG Merchant Partners LP. The FGMP Note 3 is non-interest bearing and due at the earlier of (i) March 31, 2026, or (ii) date the Company closes its Business Combination. There was $150,000 outstanding as of March 2, 2026, 2026 under the FGMP Note 3.

On February 25, 2026, the Company borrowed $150,000 under a promissory note (the “FGMP Note 4”) with FG Merchant Partners LP. The FGMP Note 4 is non-interest bearing and due at the earlier of (i) March 31, 2026, or (ii) date the Company closes its Business Combination. There was $150,000 outstanding as of March 2, 2026 under the FGMP Note 3.